Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary Shares Par Value	$ 0.0001	$ 0.0001
Ordinary Shares Authorized	500,000,000	500,000,000
Ordinary Shares Issued	8,363,719	8,363,719
Ordinary Shares Outstanding	8,363,719	8,363,719
Series A Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized	30,227,056	30,227,056
Temporary Shares Issued	30,227,056	30,227,056
Temporary Shares Outstanding	30,227,056	30,227,056
Series B Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized	30,305,212	30,305,212
Temporary Shares Issued	30,305,212	30,305,212
Temporary Shares Outstanding	30,305,212	30,305,212
Series C Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized	31,046,360	31,046,360
Temporary Shares Issued	31,046,360	31,046,360
Temporary Shares Outstanding	31,046,360	31,046,360
Series C-1 Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized	0	3,857,143
Temporary Shares Issued	0	3,857,143
Temporary Shares Outstanding	0	3,857,143
Pro Forma [Member]
Ordinary Shares Par Value	$ 0.0001
Ordinary Shares Authorized	800,000,000
Ordinary Shares Issued	114,202,419
Ordinary Shares Outstanding	114,202,419
Pro Forma [Member] | Series A Convertible Preferred Shares [Member]
Temporary Shares Outstanding	0
Pro Forma [Member] | Series B Convertible Preferred Shares [Member]
Temporary Shares Outstanding	0
Pro Forma [Member] | Series C Convertible Preferred Shares [Member]
Temporary Shares Outstanding	0
Pro Forma [Member] | Series C-1 Convertible Preferred Shares [Member]
Temporary Shares Outstanding	0